Related Party Transactions (Details)			1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended
	Feb. 13, 2024 USD ($) shares	Jul. 31, 2023 shares	Jul. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jul. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) item	Sep. 30, 2023 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 27, 2022 USD ($)	Jul. 27, 2022 USD ($)
Related Party Transactions
Conversion of ARYA convertible promissory Notes (in shares) | shares		355,100
October 2022 Convertible Notes
Related Party Transactions
Principal amount										$ 9,500,000	$ 9,500,000	$ 9,500,000
Convertible Securities Notes
Related Party Transactions
Principal amount	$ 20,000,000			$ 7,000,000			$ 7,000,000		$ 20,000,000
Amount of convertible notes issued	$ 7,000,000
Related Party | Fjord | Shared Services Agreement
Related Party Transactions
Amount of transaction			$ 100,000	$ 200,000	$ 400,000	$ 900,000		$ 1,000,000
Related Party | Fjord | Sub-lease of office and manufacturing space
Related Party Transactions
Amount of transaction					$ 25,500	$ 25,500		$ 76,400
Office and manufacturing space | item							4,992
Related Party | Fjordinvest | October 2022 Convertible Notes
Related Party Transactions
Principal amount											$ 500,000
PIPE Investor
Related Party Transactions
Conversion of ARYA convertible promissory Notes (in shares) | shares	4,372,607
Warrants issued upon conversion of debt | shares	3,540,000
Issuance of common stock | shares	2,250,352
Number of warrants issued | shares	1,905,069
Additional cash investment	$ 15,900,000								$ 15,900,000